Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000832808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2018
Prospectus Date	rr_ProspectusDate	Jun. 29, 2018